Cabana Target Leading Sector Aggressive ETF SCHEDULE OF INVESTMENTS	January 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
COMMODITY – 9.7%
Goldman Sachs Physical Gold ETF*(a)	2,088,421	$37,351,409
EQUITY – 40.7%
Vanguard Health Care ETF(b)	642,541	157,641,009
FIXED INCOME – 49.6%
Vanguard Long-Term Treasury ETF(b)	2,230,969	192,108,741
TOTAL EXCHANGE-TRADED FUNDS
(Cost $381,463,435)		387,101,159

SHORT-TERM INVESTMENTS – 0.1%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(c)	368,256	368,256
TOTAL SHORT TERM INVESTMENTS
(Cost $368,256)		368,256
TOTAL INVESTMENTS – 100.1%
(Cost $381,831,691)		387,469,415
Liabilities in Excess of Other Assets – (0.1%)		(271,721)
TOTAL NET ASSETS – 100.0%		$387,197,694

*	Non-income producing security.
(a)	Affiliated issuer.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.vanguard.com.
(c)	The rate is the annualized seven-day yield at period end.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Goldman Sachs Physical Gold ETF	$–	$43,168,801	$(5,325,068)	$(68,223)	$(424,101)	$37,351,409	2,088,421	$–	$–